Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
8. Commitments and Contingencies

Leases

The Company leases office space and retail store space under operating lease agreements that expire at various dates through March 31, 2016. The majority of the lease obligations are related to the Company’s main headquarters located in New York City, which lease expires February 2016. Future minimum lease payments under the terms of these noncancelable operating lease agreements are as follows:

Lease Payments
Year ending December 31, 2014	$721,000
Year ending December 31, 2015	751,000
Year ending December 31, 2016	119,000
Total future noncancelable minimum lease payments	$1,591,000

The corporate headquarters’ lease requires the Company to pay additional rents by virtue of increases in the base taxes and other costs on the property. In addition, retail store operating leases provide for additional bonus rent based on a percentage of annual retail sales in excess of targeted levels. Additional rents have not been material. Total rent expense was $708,000 and $619,000 for the years ended December 31, 2013 and 2012, respectively.

The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments
Year ending December 31, 2014	$2,472,000
Year ending December 31, 2015	1,128,000
Year ending December 31, 2016	834,000
Total future minimum employment contract payments	$4,434,000

In addition to the employment contract payments stated above, the Company’s employment contracts with certain executives and key employees contain performance based bonus provisions. These provisions include bonuses based on the Company achieving revenues in excess of established targets and/or on operating results.